Interests in subsidiaries - Summary of Financial Information of Subsidiaries Subject to Significant Restrictions (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Non-current assets	£ 138,137	£ 124,558
Current assets	15,409	12,807
Non-current liabilities	(59,983)	(54,820)
Current liabilities	(17,853)	(15,144)
Imperial Tobacco Canada
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Non-current assets	2,554	2,403
Current assets	2,193	1,630
Non-current liabilities	(114)	(109)
Current liabilities	(526)	(479)
Net assets (liabilities)	£ 4,107	£ 3,445